PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) - EBP014 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,506,122
Investment, Identifier [Axis]: American Funds [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds
EBP, Investment, Current Value, Type [Extensible Enumeration]	American EuroPacific Growth Fund R5; 467.765 shares
EBP, Investment, Number of Shares (in Shares) | shares	467.765
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,337
Investment, Identifier [Axis]: Dimensional Fund Advisors [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors
EBP, Investment, Current Value, Type [Extensible Enumeration]	DFA U.S. Targeted Value Portfolio Institutional; 434.658 shares
EBP, Investment, Number of Shares (in Shares) | shares	434.658
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,074
Investment, Identifier [Axis]: Dodge & Cox [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox
EBP, Investment, Current Value, Type [Extensible Enumeration]	Dodge & Cox stock fund; 2,705.433 shares
EBP, Investment, Number of Shares (in Shares) | shares	2,705.433
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,883
Investment, Identifier [Axis]: Galliard Capital Management [Member] | Stable Value Fund [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Capital Management
EBP, Investment, Current Value, Type [Extensible Enumeration]	Galliard Stable Return Fund E; 2,291.497 shares
EBP, Investment, Number of Shares (in Shares) | shares	2,291.497
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 145,202
Investment, Identifier [Axis]: JPMorgan Chase [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Chase
EBP, Investment, Current Value, Type [Extensible Enumeration]	JPMorgan Large Cap Growth C2; 363.718 shares
EBP, Investment, Number of Shares (in Shares) | shares	363.718
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 46,080
Investment, Identifier [Axis]: PVH Corp. [Member] | Common Stock [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PVH Corp.
EBP, Investment, Current Value, Type [Extensible Enumeration]	PVH Corp. Common Stock, 949.696 shares
EBP, Investment, Number of Shares (in Shares) | shares	949.696
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 63,649
Investment, Identifier [Axis]: Participant Loans [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Participant Loans
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant notes receivable; loans maturing at various dates through 2030 and bearing interest at rates ranging from 4.25% to 9.50%
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
Participant Loans	$ 63,432
Investment, Identifier [Axis]: Vanguard Eight [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Eight Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2060; 376.898 shares
EBP, Investment, Number of Shares (in Shares) | shares	376.898
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,983
Investment, Identifier [Axis]: Vanguard Eleven [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Eleven Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Total Bond Market Index Institutional; 1,563.910 shares
EBP, Investment, Number of Shares (in Shares) | shares	1,563.91
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,279
Investment, Identifier [Axis]: Vanguard Five [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Five Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2045; 9,914.576 shares
EBP, Investment, Number of Shares (in Shares) | shares	9,914.576
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 344,432
Investment, Identifier [Axis]: Vanguard Four [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Four Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2040; 4,195.633 shares
EBP, Investment, Number of Shares (in Shares) | shares	4,195.633
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 209,572
Investment, Identifier [Axis]: Vanguard Nine [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Nine Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2065; 206.689 shares
EBP, Investment, Number of Shares (in Shares) | shares	206.689
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,274
Investment, Identifier [Axis]: Vanguard One [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard One Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Institutional Index Institutional Plus; 57.447 shares
EBP, Investment, Number of Shares (in Shares) | shares	57.447
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,715
Investment, Identifier [Axis]: Vanguard Seven [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Seven Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2055; 1,807.962 shares
EBP, Investment, Number of Shares (in Shares) | shares	1,807.962
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 119,615
Investment, Identifier [Axis]: Vanguard Six [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Six Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2050; 4,815.165 shares
EBP, Investment, Number of Shares (in Shares) | shares	4,815.165
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 285,443
Investment, Identifier [Axis]: Vanguard Ten [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Ten Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2070; 12.033 shares
EBP, Investment, Number of Shares (in Shares) | shares	12.033
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 383
Investment, Identifier [Axis]: Vanguard Three [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Three Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2035; 135.297 shares
EBP, Investment, Number of Shares (in Shares) | shares	135.297
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,704
Investment, Identifier [Axis]: Vanguard Twelve [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Twelve Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Total International Stock Index Institutional; 101.094 shares
EBP, Investment, Number of Shares (in Shares) | shares	101.094
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,386
Investment, Identifier [Axis]: Vanguard Two [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Two Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Target Retirement 2030; 1,352.337 shares
EBP, Investment, Number of Shares (in Shares) | shares	1,352.337
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57,245
Investment, Identifier [Axis]: Vanguard [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Extended Market Index; 22.684 shares
EBP, Investment, Number of Shares (in Shares) | shares	22.684
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,598
Investment, Identifier [Axis]: Wellington [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wellington
EBP, Investment, Current Value, Type [Extensible Enumeration]	WTC CIF II Core Bond Plus Series 4; 4,142.543 shares
EBP, Investment, Number of Shares (in Shares) | shares	4,142.543
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,904
Investment, Identifier [Axis]: William Blair [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	William Blair
EBP, Investment, Current Value, Type [Extensible Enumeration]	William Blair Small-Mid Cap Growth R6; 194.564 shares
EBP, Investment, Number of Shares (in Shares) | shares	194.564
EBP, Investment, Excluding Plan Interest in Master Trust, Cost
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,364
Minimum [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Minimum [Member] | Investment, Identifier [Axis]: Participant Loans [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Maximum [Member] | Investment, Identifier [Axis]: Participant Loans [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%